Financial Instruments and Related Disclosures - Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items (Detail) - Foreign Exchange Contracts [member]
£ in Millions
12 Months Ended
Dec. 31, 2018 GBP (£)
Cash Flow Hedges [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,809,000,000
Fair value	£ (55)
Cash Flow Hedges [member] | Buy Foreign Currency Less than 3 months [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.00
Foreign currency	0
Notional value	0
Fair value	£ 0
Cash Flow Hedges [member] | Buy Foreign Currency 3 to 6 months [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.13
Foreign currency	Euro
Notional value	26,000,000
Fair value	£ 1
Cash Flow Hedges [member] | Buy Foreign Currency over 6 months [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.00
Foreign currency	0
Notional value	0
Fair value	£ 0
Cash Flow Hedges [member] | Sell Foreign Currency Less than 3 months [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.00
Foreign currency	0
Notional value	0
Fair value	£ 0
Cash Flow Hedges [member] | Sell Foreign Currency 3 to 6 months [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.00
Foreign currency	0
Notional value	0
Fair value	£ 0
Cash Flow Hedges [member] | Sell Foreign Currency over 6 months [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	96.40
Foreign currency	Indian Rupee
Notional value	1,783,000,000
Fair value	£ (56)
Cash Flow Hedges [member] | Variability in cash flows from a highly probable forecast transaction [member]
Disclosure of detailed information about hedged items [line items]
Change in value for calculating hedge ineffectiveness	56
Balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges	(49)
Cash Flow Hedges [member] | Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued [member]
Disclosure of detailed information about hedged items [line items]
Change in value for calculating hedge ineffectiveness	(1)
Balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges	£ 1
Net Investment Hedges [member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,316,000,000
Fair value	£ (44)
Net Investment Hedges [member] | Sell Foreign Currency Less than 3 months [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.11
Foreign currency	Euro
Notional value	6,933,000,000
Fair value	£ (40)
Net Investment Hedges [member] | Sell Foreign Currency 3 to 6 months [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.00
Foreign currency	0
Notional value	0
Fair value	£ 0
Net Investment Hedges [member] | Sell Foreign Currency over 6 months [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.11
Foreign currency	Euro
Notional value	383,000,000
Fair value	£ (4)
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Change in value for calculating hedge ineffectiveness	50
Balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges	£ 286